Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from Operating Activities:
Net income:	$ 60,050	$ 50,561	$ 45,620
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	24,387	17,822	13,579
Amortization and write-off of deferred financing fees	1,545	785	1,050
Deferred revenue amortization	608	2,065	(4,245)
Amortization of fair value of acquired time charters	218	0	0
Provision for doubtful debt	0	0	63
Changes in operating assets and liabilities:
Trade receivables	(103)	190	118
Prepayments and other assets	94	(250)	(178)
Inventories	9	(357)	0
Due from/to related party	292	278	(5,450)
Trade payables	1,808	310	(3,156)
Accrued liabilities	(68)	2,636	(1,081)
Unearned revenue	8,104	2,403	(2,116)
Net cash provided by Operating Activities	96,944	76,443	44,204
Cash flows from/(used in) Investing Activities:
Vessel Acquisitions	(205,045)	(404,530)	0
Net cash used in Investing Activities	(205,045)	(404,530)	0
Cash flows from/(used in) Financing Activities:
Increase in restricted cash	(1,000)	(2,000)	(15,227)
Payment of IPO issuance costs and other filing costs	(65)	(1,938)	0
Issuance of preferred units, net of issuance costs paid	72,446	0	0
Issuance of common units, net of issuance costs paid	0	120,514	138,800
Issuance of general partner units	0	126	0
Preferential deemed dividend	0	(88,122)	0
Distributions declared and paid	(62,207)	(43,010)	0
Proceeds from long-term debt	133,333	590,000	214,085
Repayment of long-term debt	(20,000)	(229,085)	(380,715)
Loan from/ (Repayment of loan to) related party	0	(5,500)	5,500
Payment of deferred finance fees	(2,062)	(6,626)	(970)
Net cash provided by/(used in) Financing Activities	120,445	334,359	(38,527)
Net increase in cash and cash equivalents	12,344	6,272	5,677
Cash and cash equivalents at beginning of the year	11,949	5,677	0
Cash and cash equivalents at end of the year	24,293	11,949	5,677
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the year for Interest	25,798	$ 10,724	$ 9,487
Non-cash Investing Activities:
Vessel acquisitions	$ 35,000